Principal accounting policies (Convenience Translation - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2019
Impairment of long-lived assets
Impairment charges of intangible assets	$ 1,356		$ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 5,411,366	$ 5,562,465	$ 6,240,907			$ 5,506,976
Retained earnings	2,685,063	$ 2,712,534
Adjustment
Impairment of long-lived assets
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest					$ 1,700
Retained earnings				$ 86,700
Adjustment | Adoption of ASU 2020-06
Impairment of long-lived assets
Retained earnings				$ 86,700
Adjustment | Adoption of ASC326
Impairment of long-lived assets
Retained earnings					$ 1,700
Contract Balance [Member]
Impairment of long-lived assets
Revenue, Remaining Performance Obligation, Amount	95,779
Revenue Remaining Performance Obligation Expected to be Recognized	$ 86,014